Common Stock Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 20, 2025	Sep. 11, 2025	Jul. 28, 2025
Common Stock Warrants [Line Items]
Public warrants (in Dollars)	$ 298,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 1
Aggregate exercise price (in Dollars)	$ 1
Transaction fee amount (in Dollars)	$ 1,000,000
Issued warrants	233,822
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	1,232,052	25,844
Price per share (in Dollars per share)	$ 0.75
Change in fair value (in Dollars)	$ (895,000)
Warrant [Member]
Common Stock Warrants [Line Items]
Public warrants (in Dollars)	$ 17,536,750
Private placement warrants	569,250
Exercisable price per shares (in Dollars per share)	$ 862.5
Change in fair value (in Dollars)	$ 900,000
Public Warrant [Member]
Common Stock Warrants [Line Items]
Public warrants (in Dollars)	$ 9,487,500
Exercisable price per shares (in Dollars per share)	$ 862.5
Initial fair value (in Dollars)	$ 300,000
HCW Warrants [Member]
Common Stock Warrants [Line Items]
Private placement warrants	132,500
Exercisable price per shares (in Dollars per share)	$ 0.75
Issued warrants	1,766
Private Placement Warrants [Member]
Common Stock Warrants [Line Items]
Public warrants (in Dollars)	$ 277,000
Exercisable price per shares (in Dollars per share)	$ 862.5
Issued warrants	97,966
New Profusa Common Stock [Member]
Common Stock Warrants [Line Items]
Issued warrants	132,500
Common stock, shares authorized	1,766
IPO [Member]
Common Stock Warrants [Line Items]
Public warrants (in Dollars)	$ 7,347,500
IPO [Member] | Warrant [Member]
Common Stock Warrants [Line Items]
Private placement warrants	569,250
Exercisable price per shares (in Dollars per share)	$ 862.5
IPO [Member] | Private Placement Warrants [Member]
Common Stock Warrants [Line Items]
Private placement warrants	7,347,500
Over-Allotment Option [Member]
Common Stock Warrants [Line Items]
Common stock, par value (in Dollars per share)	$ 75
Over-Allotment Option [Member] | Northview Acquisition Corporation [Member]
Common Stock Warrants [Line Items]
Common stock, par value (in Dollars per share)	$ 75
Common Stock [Member]
Common Stock Warrants [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock sold for purchase agreement (in Dollars)	$ 10,300,000
Common stock, shares issued	12,000
Common Stock [Member] | HCW Warrants [Member]
Common Stock Warrants [Line Items]
Common stock, par value (in Dollars per share)	$ 0.75
Common Stock [Member] | ELOC [Member]
Common Stock Warrants [Line Items]
Common stock, shares authorized					100